Federated Hermes International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
Morningstar Foreign Large Blend Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	30.09%	7.95%	7.66%
A
Prospectus [Line Items]
Average Annual Return, Percent		26.93%	4.50%	7.94%
C
Prospectus [Line Items]
Average Annual Return, Percent		25.84%	3.69%	7.31%
IS
Prospectus [Line Items]
Average Annual Return, Percent		27.18%	4.75%	8.22%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	(0.58%)	5.34%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		29.17%	3.25%	6.50%
R6
Prospectus [Line Items]
Average Annual Return, Percent		27.25%	4.79%	8.26%

[1]	The MSCI All Country World (ACWI) ex USA Index is a broad-based benchmark capturing large and mid-cap representation across developed markets countries (excluding the United States) and emerging markets countries.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.